FINANCIAL INSTRUMENTS - Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Financial instruments
Transfers between levels 1, 2 or 3 fair value measurements	$ 0		$ 0
Derivative liabilities- balance at beginning of the period			448
Derivative liabilities- balance at the end of the period	2,065		$ 2,065		$ 448
Risk-free interest rate			2.42%		1.89%
Average standard deviation			52.54%		48.59%
Level 3
Financial instruments
Derivative liabilities- balance at beginning of the period	398	$ 4,873	$ 448	$ 6,155	$ 6,155
Exercise of derivative into shares				(20)
Fair value adjustments recognized in profit or loss	1,667	(2,251)	1,617	(3,513)
Derivative liabilities- balance at the end of the period	$ 2,065	$ 2,622	$ 2,065	$ 2,622	$ 448